SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
Schedule of information by segment

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Existing home transaction services
Net revenues	24,123,703	27,954,135	28,201,003
Commission and compensation costs	(14,510,838)	(14,762,910)	(16,016,079)
Contribution	9,612,865	13,191,225	12,184,924
New home transaction services
Net revenues	28,650,374	30,575,778	33,653,403
Commission and compensation costs	(21,886,020)	(22,455,253)	(25,304,481)
Contribution	6,764,354	8,120,525	8,348,922
Home renovation and furnishing
Net revenues	5,046,627	10,850,497	14,768,947
Material costs, commission and compensation	(3,562,068)	(7,705,325)	(10,229,696)
Contribution	1,484,559	3,145,172	4,539,251
Home rental services
Net revenues	1,515,442	6,099,747	14,334,479
Property leasing costs, commission and compensation	(1,758,039)	(6,163,044)	(13,619,506)
(Deficit)/Contribution	(242,597)	(63,297)	714,973
Emerging and other services
Net revenues	1,332,633	2,296,775	2,499,666
Commission and compensation costs	(198,429)	(217,341)	(350,183)
Contribution	1,134,204	2,079,434	2,149,483

Reconciliation of profit/(loss)
Cost related to stores	(3,346,436)	(2,872,093)	(2,854,988)
Other costs	(1,626,202)	(1,882,952)	(2,138,510)
Amounts not allocated to segment:
Sales and marketing expenses	(4,573,382)	(6,654,178)	(7,783,341)
General and administrative expenses	(7,346,665)	(8,236,569)	(8,960,747)
Research and development expenses	(2,545,549)	(1,936,780)	(2,283,424)
Impairment of goodwill, intangible assets and other long-lived assets	(148,057)	(93,417)	(151,576)
Total operating expenses	(14,613,653)	(16,920,944)	(19,179,088)
Income (loss) from operations	(832,906)	4,797,070	3,764,967